Long-term investments (Tables)	12 Months Ended
Dec. 31, 2021
Long-term investments
Schedule of Long-term Investment

As of December 31, 2020 and 2021, the long-term investments consisted of the following:

			December 31,
	Initial Cost	Ownership	2020
	US$		US$
Nonmarketable equity securities
Zhengzhou Lianhe Real Estate Co., Ltd.	241,648	1.85%	306,518
Zhengzhou Taike Real Estate Co., Ltd.	738,073	3.75%	766,295
Equity method investees
Qingdao Huiju Zhihui City Industrial Development Co., Ltd.	523,459,957	49%	532,385,009
Jiazhaoye Health Industry (Sanya) Investment Co., Ltd	225,290,809	49%	225,290,809
Wuhu Penghong Investment Center (Limited Partnership)	30,608,185	n/a	18,337,862
Madison Developments Limited.	19,095,969	50%	15,766,779
Suzhou Rongjingchen Real Estate Co., Ltd	42,041,464	24%	21,266,345
Others	69,160,051	n/a	60,157,239
Total			874,276,856

			December 31,
	Initial Cost	Ownership	2021
	US$		US$
Nonmarketable equity securities
Zhengzhou Lianhe Real Estate Co., Ltd.	241,648	1.85%	313,691
Zhengzhou Taike Real Estate Co., Ltd.	738,073	3.75%	784,228
Equity method investees
Qingdao Huiju Zhihui City Industrial Development Co., Ltd.	523,459,957	49%	539,866,587
Madison Developments Limited.	19,095,969	50%	—
Wuhu Penghong Investment Center (Limited Partnership)	61,998,960	n/a	46,617,348
Suzhou Rongjingchen Real Estate Co., Ltd	42,041,464	24%	16,646,705
Others	68,076,387	n/a	62,999,293
Total			667,227,852

Schedule of equity method investees

December 31,
2021
US$
(in thousands)
Current assets	1,397,685
Non-current assets	273,409
Current liabilities	798,115
Non-current liabilities	520,324
Non-controlling interest	(3,962)
Gross revenue	218,446
Gross profit	52,767
Loss from continuing operations	(23,799)
Net loss	(42,547)
Net loss attributable to the Company	(23,346)